Property and equipment, net (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Property and equipment, net
Summary of property and equipment

	As of March 31,
	2021	2020
Server hardware	$22,242,229	$16,696,081
Vehicles	117,023	108,536
	22,359,252	16,804,617
Less: accumulated depreciation	(8,633,295)	(4,480,492)
Property and equipment, net	$13,725,957	$12,324,125

	As of March 31,
	2019	2018

Server hardware	$8,479,493	$2,128,252
Vehicles	114,204	122,294
	8,593,697	2,250,546
Less: accumulated depreciation	(1,997,016)	(1,187,973)
Server development in progress	7,425,559	—
Property and equipment, net	$14,022,240	$1,062,573